STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2021 USD ($)
Cash Flows from Operating Activities:
Net income (loss)	$ (166,644)
Changes in operating assets and liabilities:
Prepaid expenses	(337,927)
Accrued expenses	113,686
Net cash used in operating activities	(390,885)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(116,725,000)
Net cash provided by investing activities	(116,725,000)
Cash Flows from Financing Activities:
Proceeds from collection of stock subscription receivable from Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	113,850,000
Proceeds from sale of Private Units	4,615,000
Proceeds from promissory note - related party	200,000
Repayment of promissory note - related party	(200,000)
Payment of offering costs	(475,220)
Net cash used in financing activities	118,014,780
Net Change in Cash	898,895
Cash - Beginning of period	0
Cash - End of period	898,895
Non-cash financing activities:
Accretion of common stock to redemption amount	$ (3,350,220)